Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of VIE financials
	As of June 30, 2022	As of December 31, 2021
Current assets	$20,655,965	$18,972,383
Non-current assets	8,230,436	8,995,363
Total Assets	28,886,401	27,967,746
Current liabilities	13,906,587	12,788,253
Non-current liabilities	8,965,451	422,480
Total liabilities	22,872,038	20,745,846
Total shareholders’ equity (deficit)	$6,014,363	$7,221,900

	For six months ended June 30,
	2022	2021
Net income	$-	$-
Net cash provided by (used in) operating activities	301,982	3,976,411
Net cash provided by (used in) investment activities	(27,857)	-
Net cash provided by (used in) financing activities	$(266,408)	$(3,974,127)

Schedule of quantitative metrics of the VIE
	Parent company		WFOE (Shanghai Mufeng) - Note 3	Shanghai Muliang Industry Co., Ltd. and its subsidiaries (the VIEs)		Subsidiaries	Elimination of intercompany balances	Consolidated Financials	% of the Consolidated Financials
	A		B	C		D	E	F=A+B+C+D+E	G=C/F
Cash and cash equivalence	$-		-	13,402		47,393	-	60,795	22%
Current assets	-		-	20,655,965		177,682	-	20,833,647	99%
Intercompany receivable from VIE	-	Note 3	8,815,769	-		-	(8,815,769)	-	N/A
Investment in Subsidiaries	2,046,656	Note 1	-	-		-	(2,046,656)	-	N/A
Total Assets	$2,046,656		8,815,769	28,886,401		875,094	(10,862,425)	29,761,495	97%
Current liabilities	11,784		31,081	13,906,587		609,483		14,558,935	96%
Intercompany payable to WFOE	-		-	8,815,769		-	(8,815,769)	-	N/A
Total liabilities	$11,784		31,081	22,872,038		609,483	(8,815,769)	14,708,617	156%
Total shareholders’ equity (deficit)	$2,034,872		8,784,688	6,014,363	Note 2	265,611	(2,046,656)	15,052,878	40%

Revenues	-		-	3,038,749		450,752	-	3,489,501	87%
Gross profit	-		-	1,357,525		192,348	-	1,549,873	88%
Service fee expense from VIE to WFOE	-		-	868,131		-	(868,131)	-	N/A
Total operating expenses	-		-	1,279,937		295,025	(868,131)	706,831	181%
Operating Income	-		868,131	945,719		(102,677)	(868,131)	843,042	112%
Income from VIE	-		868,131	-		-	(868,131)	-	N/A
Income (loss) from equity method investment	970,808		-	-		-	(970,808)	-	N/A
Net income (loss)	$970,808		868,131	-		(107,519)	(970,808)	760,612	0%
Total Comprehensive Income	970,808		868,131	(604,398)		85,195	(970,808)	348,928	-173%

OPERATING ACTIVITIES
Net income	970,808		868,131	-		(107,519)	(970,808)	760,612	0%
Equity in earnings of subsidiaries	(970,808)			-		-	970,808	-	N/A
Intercompany receivable / payable between WFOE and VIE	-		(868,131)	868,131		-	-	-	N/A
Net cash provided by (used in) operating activities	$-		-	301,982		(180,913)	-	121,069	249%
Net cash provided by (used in) investment activities	-		-	(27,857)		-	-	(27,857)	100%
Net cash provided by (used in) financing activities	$-		-	(266,408)		-	-	(266,408)	100%

Schedule of estimated useful lives
Useful Life
Building	20 years
Operating equipment	5-10 years
Vehicle	3-5 years
Electronic equipment	3-20 years
Office equipment	3-20 years
Apple orchard	10 years

Schedule of estimated useful lives of intangible assets
Useful Life
Land use rights	50 years
Non-patented technology	10 years

Schedule of carrying values of financial instruments
	June 30,	December 31,
	2022	2021
Current portion of long-term debt	$1,108,810	$1,174,756
Long-term loan	51,011	283,860
Total	$1,159,821	$1,458,616

	As of December 31, 2021	As of December 31, 2020

Current assets	$18,972,383	$25,878,427
Non-current assets	8,995,363	8,863,429
Total Assets	27,967,746	34,741,856
Current liabilities	12,788,253	20,471,148
Non-current liabilities	7,535,113	5,280,211
Total liabilities	20,745,846	27,180,981
Total shareholders’ equity	$7,221,900	$7,560,875

	For the year ended December 31,
	2021	2020
Net income	$-	$-
Net cash provided by (used in) operating activities	5,486,592	1,414,110
Net cash provided by (used in) investment activities	(1,158,773)	-
Net cash provided by (used in) financing activities	$(4,328,560)	$(1,648,247)

Schedule of estimated useful lives
Useful Life
Building	20 years
Operating equipment	5-10 years
Vehicle	3-5 years
Electronic equipment	3-20 years
Office equipment	3-20 years
Apple orchard	10 years

Schedule of intangible assets estimated useful lives
Useful Life
Land use rights	50 years
Non-patented technology	10 years

Schedule of details of the VIE agreements
	December 31, 2021	December 31, 2020
Current portion of long-term loan	$1,174,756	$4,571,452
Long-term loan	283,860	1,425,475
	$1,458,616	$5,996,927